Receivables (Tables)	6 Months Ended
Jun. 30, 2021
Receivables
Schedule of receivables

	June 30,	December 31,
	2021	2020
Trade receivable	$83,962	$—
GST receivable	129,227	49,385
Interest receivable	4,453	162,316
Other receivables	115,366	1,645
	$333,008	$213,346